Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net income	$ (99)	$ 952
Reconciliation of net income (loss) to cash provided by operating activities:
Depreciation and amortization expense	3,803	3,906
Amortization of debt issuance costs	60	60
Provision for losses on accounts receivable	175	64
Gain on disposal of equipment	0	(7)
Noncurrent deferred tax asset, net	(5)	(19)
Accounts receivable	(1,399)	840
Unbilled membership dues receivable	41	(15)
Inventories	3	104
Prepaid expenses	84	113
Other assets, net	5	2
Accounts payable	834	(2,749)
Accrued payroll and other compensation	180	(213)
Accrued taxes	66	55
Deferred membership dues revenue	5	81
Other liabilities and accrued expenses	30	199
Net cash provided by operating activities	3,783	3,373
Noncurrent deferred tax asset, net	(5)	(19)
Accounts receivable	(1,399)	840
Unbilled membership dues receivable	41	(15)
Inventories	3	104
Prepaid expenses	84	113
Other assets, net	5	2
Accounts payable	834	(2,749)
Accrued payroll and other compensation	180	(213)
Accrued taxes	66	55
Deferred membership dues revenue	5	81
Other liabilities and accrued expenses	30	199
Net cash provided by operating activities	3,783	3,373
Cash flows from investing activities:
Capital expenditures	(1,727)	(2,253)
Proceeds from disposal of equipment	0	7
Net cash used in investing activities	(1,727)	(2,246)
Cash flows from financing activities:
Principal payments on term loan facilities	(635)	(597)
Principal payments on finance lease obligations	(338)	(221)
Net cash used in financing activities	(973)	(818)
Increase in cash, cash equivalents and restricted cash	1,083	309
Cash, cash equivalents and restricted cash at beginning of period	11,761	11,452
Cash, cash equivalents and restricted cash at end of period	12,844	11,761
Significant Non-cash Operating and Investing Activities [Abstract]
Capital expenditures included in accounts payable	34	208
Significant non-cash investing and financing activities:
Operating lease right-of-use assets in exchange for lease obligations	440	684
Finance lease obligation incurred	1,062	333
Cash paid during the period for interest	1,986	2,184
Cash paid during the period for income taxes	$ 93	$ 54